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                               Janus Aspen Series

                             Money Market Portfolio
                              Institutional Shares

                       Supplement dated February 25, 2009
                       to Currently Effective Prospectuses

The Board of Trustees ("Trustees") of Janus Aspen Series approved a plan to liquidate and terminate Money Market Portfolio (the "Portfolio") effective on or about April 30, 2009 ("Liquidation Date") or at such earlier time as may be authorized by the Trustees.

Effective February 26, 2009, the Portfolio will no longer accept investments in the Portfolio by either new or existing shareholders. All dividends will continue to be paid in accordance with the Portfolio's Prospectus until the Liquidation Date. The Portfolio may be required to make a distribution of any income and/or capital gains of the Portfolio prior to its liquidation.

Shareholders of the Portfolio may redeem or exchange (if permitted) their Portfolio shares at any time prior to the Liquidation Date. Insurance contract owners should refer to documents provided by their insurance companies concerning the effect of the liquidation and any steps they may need to take. In addition, in considering new purchases or transfers, contract owners may want to refer to their contract or consult with their investment representatives to consider other investment options. Transfers to other investments offered within insurance contracts will generally be considered a tax-free event. You should consult your personal tax adviser concerning your particular tax situation.

If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder's account will be automatically redeemed and proceeds will be sent to the shareholder of record. If you are a shareholder holding shares through an insurance company, proceeds will be sent to your insurance company and may be automatically invested into an alternate portfolio selected by your insurance company.

To prepare for the closing and liquidation of the Portfolio, the Portfolio's portfolio managers may need to increase the portion of the Portfolio's assets held in cash and similar instruments in order to pay for Portfolio expenses and meet redemption requests. As a result, the Portfolio may deviate from its stated investment policies. The liquidation and closing of the Portfolio to shareholders may result in shareholder redemptions, which could affect the Portfolio's expense ratio and yield. There is no guarantee that the Portfolio will maintain a positive yield.

A shareholder may obtain additional information by calling their insurance company or plan sponsor, or by contacting a Janus representative at 1-800-525-0020.

Effective as of the Liquidation Date, all references to the Portfolio within the Prospectus are hereby deleted.

                Please retain this Supplement with your records.

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                               Janus Aspen Series


                Janus Aspen Perkins Small Company Value Portfolio
                                 Service Shares

                       Supplement dated February 25, 2009
                       to Currently Effective Prospectuses

The Board of Trustees ("Trustees") of Janus Aspen Series approved a plan to liquidate and terminate Janus Aspen Perkins Small Company Value Portfolio (the "Portfolio") effective on or about April 30, 2009 ("Liquidation Date") or at such earlier time as may be authorized by the Trustees.

Effective February 26, 2009, the Portfolio will no longer accept investments in the Portfolio by new investors. However, the Portfolio will continue to accept new purchases from existing investors until April 28, 2009. All dividends will continue to be paid in accordance with the Portfolio's Prospectus until the Liquidation Date. The Portfolio may be required to make a distribution of any income and/or capital gains of the Portfolio prior to its liquidation.

Shareholders of the Portfolio may redeem or exchange (if permitted) their Portfolio shares at any time prior to the Liquidation Date. Insurance contract owners should refer to documents provided by their insurance companies concerning the effect of the liquidation and any steps they may need to take. In addition, in considering new purchases or transfers, contract owners may want to refer to their contract or consult with their investment representatives to consider other investment options. Transfers to other investments offered within insurance contracts will generally be considered a tax-free event. You should consult your personal tax adviser concerning your particular tax situation.

If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder's account will be automatically redeemed and proceeds will be sent to the shareholder of record. If you are a shareholder holding shares through an insurance company, proceeds will be sent to your insurance company and may be automatically invested into an alternate portfolio selected by your insurance company.

To prepare for the closing and liquidation of the Portfolio, the Portfolio's portfolio manager may need to increase the portion of the Portfolio's assets held in cash and similar instruments in order to pay for Portfolio expenses and meet redemption requests. As a result, the Portfolio may deviate from its stated investment policies.

A shareholder may obtain additional information by calling their insurance company or plan sponsor, or by contacting a Janus representative at 1-800-525-0020.

Effective as of the Liquidation Date, all references to the Portfolio within the Prospectus are hereby deleted.

                Please retain this Supplement with your records.